Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Gevo, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35073
Entity Tax Identification Number	87-0747704
Entity Address, Address Line One	345 Inverness Drive South
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	Suite 310
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	858-8358
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GEVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001392380
Amendment Flag	false